Schedule I Financial Statements of Cleco Corporation, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Current Assets [Abstract]
Cash and cash equivalents	$ 23,077	$ 120,330
Other accounts receivable	19,778
Cash surrender value of trust-owned life insurance policies	77,225
Prepayments	7,813
Other current assets	1,315
Total current assets	427,042
Equity investment in investee	18,672
Tax credit fund investment, net	11,888
Other deferred charges	39,115
Total assets	6,343,144
Current Liabilities [Abstract]
Accounts payable	112,087
Taxes payable	3,942
Other current liabilities	14,850
Total current liabilities	252,176
Postretirement benefit obligations	223,003
Other deferred credits	29,440
Total liabilities	4,296,381
Commitments and Contingencies (Note 5)
Shareholders’ Equity [Abstract]
Members' Capital	2,069,376
(Accumulated deficit)/Retained earnings	(24,113)
Accumulated other comprehensive income (loss)	1,500
Members' Equity	2,046,763
Total liabilities and member’s equity/shareholders’ equity	6,343,144
Successor [Member] | Cleco Holdings [Member]
Current Assets [Abstract]
Cash and cash equivalents	1,377	6,037
Accounts receivable - affiliate	7,070
Other accounts receivable	395
Taxes receivable, net	0
Cash surrender value of trust-owned life insurance policies	57,207
Total current assets	66,049
Equity investment in investee	3,223,920
Tax credit fund investment, net	11,888
Accumulated deferred federal and state income taxes, net	140,577
Other deferred charges	1,351
Total assets	3,443,785
Current Liabilities [Abstract]
Accounts payable	3,424
Accounts payable - affiliate	14,521
Taxes payable	13,998
Other current liabilities	19,566
Total current liabilities	51,509
Postretirement benefit obligations	4,280
Other deferred credits	1,100
Long-term debt	1,340,133
Total liabilities	1,397,022
Commitments and Contingencies (Note 5)
Shareholders’ Equity [Abstract]
Members' Capital	2,069,376
(Accumulated deficit)/Retained earnings	(24,113)
Accumulated other comprehensive income (loss)	1,500
Members' Equity	2,046,763
Total liabilities and member’s equity/shareholders’ equity	$ 3,443,785
Predecessor [Member]
Current Assets [Abstract]
Cash and cash equivalents		120,330	$ 68,246	$ 44,423	$ 28,656
Other accounts receivable			27,677
Cash surrender value of trust-owned life insurance policies			73,823
Prepayments			7,883
Other current assets			448
Total current assets			448,859
Equity investment in investee			16,822	14,540
Tax credit fund investment, net			13,741
Other deferred charges			21,575
Total assets			4,323,354	4,368,418
Current Liabilities [Abstract]
Accounts payable			93,822
Taxes payable			2,573
Other current liabilities			14,277
Total current liabilities			206,579
Postretirement benefit obligations			205,036
Other deferred credits			24,670
Total liabilities			2,648,513
Commitments and Contingencies (Note 5)
Shareholders’ Equity [Abstract]
Members' Capital			456,412
(Accumulated deficit)/Retained earnings			1,245,014
Accumulated other comprehensive income (loss)			(26,585)
Members' Equity			1,674,841
Total member’s equity/common shareholders’ equity		1,646,061	1,674,841	1,627,270	1,586,197
Total liabilities and member’s equity/shareholders’ equity			4,323,354
Predecessor [Member] | Cleco Holdings [Member]
Current Assets [Abstract]
Cash and cash equivalents		$ 6,037	2,236	$ 5,069	$ 7,375
Accounts receivable - affiliate			7,669
Other accounts receivable			0
Taxes receivable, net			14,746
Cash surrender value of trust-owned life insurance policies			53,821
Total current assets			78,472
Equity investment in investee			1,516,310
Tax credit fund investment, net			13,741
Accumulated deferred federal and state income taxes, net			123,690
Other deferred charges			0
Total assets			1,732,213
Current Liabilities [Abstract]
Accounts payable			908
Accounts payable - affiliate			5,389
Taxes payable			0
Other current liabilities			10,975
Total current liabilities			17,272
Postretirement benefit obligations			5,848
Other deferred credits			587
Long-term debt			33,665
Total liabilities			57,372
Commitments and Contingencies (Note 5)
Shareholders’ Equity [Abstract]
Members' Capital			456,412
(Accumulated deficit)/Retained earnings			1,245,014
Accumulated other comprehensive income (loss)			(26,585)
Members' Equity			1,674,841
Total liabilities and member’s equity/shareholders’ equity			$ 1,732,213